Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp. Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Comp. Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income	Company Selected Measure
					TSR	Peer Group TSR(2)
2024	3,706,090	3,691,037	3,043,807	2,941,380	81.06	60.24	(608,034)	n/a
2023	4,095,534	4,955,399	2,214,064	3,924,250	66.30	46.32	(513,050)	n/a
2022	8,612,643	5,403,553	2,407,897	(437,128)	33.40	31.78	(258,043)	n/a
2021	404,000	404,000	8,212,877	7,177,713	72.78	69.08	(180,324)	n/a

Named Executive Officers, Footnote	Amounts represent compensation actually paid to our Principal Executive Officer (PEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	JoeBen Bevirt	Matthew Field, Didier Papadopoulos, Kate DeHoff, Bonny Simi and Eric Allison
2023	JoeBen Bevirt	Matthew Field, Didier Papadopoulos, Kate DeHoff and Bonny Simi
2022	JoeBen Bevirt	Matthew Field, Didier Papadopoulos, Kate DeHoff and Bonny Simi
2021	JoeBen Bevirt	Matthew Field and Eric Allison

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of a peer group consisting of Archer Aviation Inc., Eve Holding, Inc., Joby Aviation, Inc., Lilium N.V., Vertical Aerospace Ltd. (“Peer Group”), as used in the Stock Performance Graph disclosed under Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2024. The amount reflected shows the annual change in value of $100 invested in the Peer Group on August 10, 2021, the date of our Merger with RTP, and assumes reinvestment of dividends, if any. Each of the companies in our Peer Group went public via merger with a special purpose acquisition company (“SPAC”). For Peer Group companies that completed their SPAC merger after August 10, 2021, the cumulative return for the Peer Group was weighted based on the market capitalization of each company based on the date of its SPAC merger. Shares of Lilium N.V. were suspended from trading on November 6, 2024, and subsequently delisted from the Nasdaq Global Select Market. The Peer Group TSR assumes a share prices of $0.00 for shares of Lilium common stock as of December 31, 2024.
PEO Total Compensation Amount	$ 3,706,090	$ 4,095,534	$ 8,612,643	$ 404,000
PEO Actually Paid Compensation Amount	$ 3,691,037	4,955,399	5,403,553	404,000
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,063,821)	(2,429,289)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,245,913	1,790,353
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	818,373	545,743
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	288,861	222,151
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(304,379)	(231,383)
TOTAL ADJUSTMENTS	(15,053)	(102,426)

Non-PEO NEO Average Total Compensation Amount	$ 3,043,807	2,214,064	2,407,897	8,212,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,941,380	3,924,250	(437,128)	7,177,713
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,063,821)	(2,429,289)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,245,913	1,790,353
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	818,373	545,743
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	288,861	222,151
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(304,379)	(231,383)
TOTAL ADJUSTMENTS	(15,053)	(102,426)

Compensation Actually Paid vs. Total Shareholder Return
The charts below are based on the information provided in the above table to illustrate the relationships between the Company’s compensation actually paid to the PEO and the average compensation actually paid to the Company’s non-PEO NEOs, with (i) the Company’s cumulative TSR and peer group TSR, and (ii) the Company’s net income (loss).

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
The charts below are based on the information provided in the above table to illustrate the relationships between the Company’s compensation actually paid to the PEO and the average compensation actually paid to the Company’s non-PEO NEOs, with (i) the Company’s cumulative TSR and peer group TSR, and (ii) the Company’s net income (loss).

Total Shareholder Return Amount	$ 81.06	66.30	33.40	72.78
Peer Group Total Shareholder Return Amount	60.24	46.32	31.78	69.08
Net Income (Loss)	$ (608,034,000)	$ (513,050,000)	$ (258,043,000)	$ (180,324,000)
PEO Name	JoeBen Bevirt	JoeBen Bevirt	JoeBen Bevirt	JoeBen Bevirt
Additional 402(v) Disclosure	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,053)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,063,821)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,245,913
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	818,373
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,861
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(304,379)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,426)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,429,289)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,353
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	545,743
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,151
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (231,383)